Condensed Financial Information of the Company - CONDENSED STATEMENT OF INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Continuing operations
Selling, general and administrative expenses	$ (220,198)	$ (198,108)	$ (138,669)
Other operating income	31,792	46,390	100,560
Other operating expense	(12,746)	(6,963)	(9,453)
Operating income	488,284	447,253	540,637
Share of income in subsidiaries and associates	31,083	(996)	7,108
Income before financial results and income tax	519,367	446,257	547,745
Financial income	68,344	71,430	101,598
Financial loss	(243,955)	110,305	(406,570)
Income before income tax	332,682	606,732	202,226
Income tax	(74,963)	(298,820)	24,241
Income for the year	257,719	307,912	226,467
Parent | Reportable legal entities
Continuing operations
Selling, general and administrative expenses	(10,706)	(7,816)	(7,728)
Other operating income	1	5	2,972
Other operating expense			(1)
Operating income	(10,705)	(7,811)	(4,757)
Share of income in subsidiaries and associates	241,198	283,083	247,585
Income before financial results and income tax	230,493	275,272	242,828
Financial income	9,183	6,573	1,905
Financial loss	(639)	(723)	(586)
Income before income tax	239,037	281,122	244,147
Income tax	(4,419)	(1,854)	(4,629)
Income for the year	$ 234,618	$ 279,268	$ 239,518